Disclosure of detailed information about commitments (Details) $ in Thousands	Aug. 31, 2018 USD ($)
Statement [Line Items]
Capital commitments	$ 85,073
Less than 1 Year [Member]
Statement [Line Items]
Capital commitments	5,511
1 to 3 Years [Member]
Statement [Line Items]
Capital commitments	58,098
4 to 5 Years [Member]
Statement [Line Items]
Capital commitments	21,464
More than 5 Years [Member]
Statement [Line Items]
Capital commitments	0
Lease obligations [Member]
Statement [Line Items]
Capital commitments	888
Lease obligations [Member] | Less than 1 Year [Member]
Statement [Line Items]
Capital commitments	485
Lease obligations [Member] | 1 to 3 Years [Member]
Statement [Line Items]
Capital commitments	403
Lease obligations [Member] | 4 to 5 Years [Member]
Statement [Line Items]
Capital commitments	0
Lease obligations [Member] | More than 5 Years [Member]
Statement [Line Items]
Capital commitments	0
Contractor payments [Member]
Statement [Line Items]
Capital commitments	3,552
Contractor payments [Member] | Less than 1 Year [Member]
Statement [Line Items]
Capital commitments	3,552
Contractor payments [Member] | 1 to 3 Years [Member]
Statement [Line Items]
Capital commitments	0
Contractor payments [Member] | 4 to 5 Years [Member]
Statement [Line Items]
Capital commitments	0
Contractor payments [Member] | More than 5 Years [Member]
Statement [Line Items]
Capital commitments	0
Convertible Note [Member]
Statement [Line Items]
Capital commitments	25,887
Convertible Note [Member] | Less than 1 Year [Member]
Statement [Line Items]
Capital commitments	1,474
Convertible Note [Member] | 1 to 3 Years [Member]
Statement [Line Items]
Capital commitments	2,949
Convertible Note [Member] | 4 to 5 Years [Member]
Statement [Line Items]
Capital commitments	21,464
Convertible Note [Member] | More than 5 Years [Member]
Statement [Line Items]
Capital commitments	0
LMM Facility [Member]
Statement [Line Items]
Capital commitments	54,746
LMM Facility [Member] | Less than 1 Year [Member]
Statement [Line Items]
Capital commitments	0
LMM Facility [Member] | 1 to 3 Years [Member]
Statement [Line Items]
Capital commitments	54,746
LMM Facility [Member] | 4 to 5 Years [Member]
Statement [Line Items]
Capital commitments	0
LMM Facility [Member] | More than 5 Years [Member]
Statement [Line Items]
Capital commitments	$ 0